SCHEDULE OF CONSOLIDATED STATEMENTS OF EQUITY (RESTATED) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 32,594,467	$ 36,616,002	$ 61,816,485	$ 94,000,253
Balance, shares		2,877,045	2,527,045	2,512,815
Issuance of common stock upon stock option exercise				$ (54)
Issuance of common stock upon stock option exercise, shares				3,006
Issuance of common stock for legal settlement				$ 241,740
Stock based compensation			$ 2,093,549	27,949,257
Other comprehensive loss			(70,273)	4,277
Comprehensive loss			(25,809,928)	(60,378,988)
Prior period adjustments made to accumulated deficit			(1,413,548)
Balance	27,674,053	$ 27,674,053	$ 36,616,002	$ 61,816,485
Balance, shares			2,877,045	2,527,045
Common Stock [Member]
Balance	$ 7,519	$ 2,877	$ 2,527	$ 2,513
Balance, shares	7,519,401	2,877,045	2,527,045	2,512,816
Issuance of common stock upon stock option exercise				$ 3
Issuance of common stock upon stock option exercise, shares				3,006
Issuance of common stock for legal settlement				$ 3
Issuance of common stock for legal settlement, shares				3,000
Stock based compensation			$ 350	$ 8
Stock based compensation, shares			350,000	8,224
Other comprehensive loss
Comprehensive loss
Balance	$ 10,124	$ 10,124	$ 2,877	$ 2,527
Balance, shares	10,123,682	10,123,682	2,877,045	2,527,045
Additional Paid-in Capital [Member]
Balance	$ 277,489,875	$ 269,690,569	$ 267,597,370	$ 239,406,387
Issuance of common stock upon stock option exercise				(57)
Issuance of common stock for legal settlement				241,737
Stock based compensation			2,093,199	27,949,249
Other comprehensive loss
Comprehensive loss
Balance	280,307,750	280,307,750	269,690,569	267,597,370
Retained Earnings [Member]
Balance	(246,934,997)	(235,106,206)	(208,187,210)	(148,188,138)
Issuance of common stock upon stock option exercise
Issuance of common stock for legal settlement
Stock based compensation
Other comprehensive loss
Comprehensive loss			(25,537,315)	(59,999,072)
Prior period adjustments made to accumulated deficit			(1,381,681)
Balance	(254,879,047)	(254,879,047)	(235,106,206)	(208,187,210)
AOCI Attributable to Parent [Member]
Balance	0	(91,667)	3,622	(655)
Issuance of common stock upon stock option exercise
Issuance of common stock for legal settlement
Stock based compensation
Other comprehensive loss			(70,273)	4,277
Comprehensive loss
Prior period adjustments made to accumulated deficit			(25,016)
Balance	243,980	243,980	(91,667)	3,622
Parent [Member]
Balance	30,562,397	34,495,573	59,416,309	91,220,107
Issuance of common stock upon stock option exercise				(54)
Issuance of common stock for legal settlement				241,740
Stock based compensation			2,093,549	27,949,257
Other comprehensive loss			(70,273)	4,277
Comprehensive loss			(25,537,315)	(59,999,072)
Prior period adjustments made to accumulated deficit			(1,406,413)
Balance	25,682,807	25,682,807	34,495,573	59,416,309
Noncontrolling Interest [Member]
Balance	2,032,070	2,120,429	2,400,176	2,780,092
Issuance of common stock upon stock option exercise
Issuance of common stock for legal settlement
Stock based compensation
Other comprehensive loss
Comprehensive loss			(272,612)	(379,916)
Prior period adjustments made to accumulated deficit			(7,135)
Balance	$ 1,991,246	$ 1,991,246	$ 2,120,429	$ 2,400,176